Earnings Per Share (Details) - Schedule of Basic and Diluted EPS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
(Loss) / profit attributable to ordinary equity holders of the parent	$ (48,328,195)	$ 27,229,285
Weighted average number of ordinary shares	88,035,353	88,035,353
Basic and diluted (loss) / earnings per share	$ (0.55)	$ 0.31
Diluted (loss) / earnings per share	$ (0.55)	$ 0.31